Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,093	$ 10,751	$ 10,768	$ 11,697	$ 11,092	$ 10,781	$ 10,230	$ 10,131	$ 10,055	$ 9,600	$ 11,202
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	10,869	10,534	10,631	11,632	11,114	10,884	10,409	10,389	10,382	10,000	$ 10,976
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	11,810	11,414	11,404	12,340	11,686	11,331	10,723	10,589	10,486	10,000	$ 11,944
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	11,802	11,410	11,398	12,346	11,681	11,328	10,726	10,589	10,486	10,000	$ 11,935
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,103	$ 11,788	$ 11,731	$ 12,586	$ 12,017	$ 11,557	$ 10,861	$ 10,742	$ 10,587	$ 10,000	$ 12,349